Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Critical accounting estimates and judgments
3	Critical accounting estimates and judgments
The preparation of financial statements under IFRS requires the Group to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated along with other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
Included below are the areas that management believe require estimates, judgments and assumptions which have the most significant effect on the amounts recognized in the financial statements.
Critical judgments
Internally-generated
software development costs
Costs relating to
internally-generated
software development costs are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment of technological feasibility including the following:

•	the intention to complete the intangible asset;

•	the ability to use the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate resources to complete the intangible asset; and

•	the ability to measure reliably the expenditure attributable to the intangible asset.
In making this judgment, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure not eligible for capitalization is charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income in the period in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
Consolidation of entities where the Group has potential voting rights (control)
On January 11, 2021, SGHC entered into a call option over 100% of the outstanding shares of Raging River Trading (Pty) Ltd (‘Raging River’). SGHC exercised the option on April 8, 2021. The Group considered that it controlled Raging River even though it had no current shareholding or voting rights. SGHC Limited had a call option to purchase 100% of the shares in Raging River exercisable from the date the option was issued. Management applied judgement in determining that the option agreement is substantive. In making this judgement management assessed the key factors in IFRS 10 Consolidated Financial Statements and determined that SGHC had the ability to direct the relevant activities of Raging River when decisions about its relevant activities are being made. Therefore, management determined that it controlled Raging River and consolidated the entity from the option date.
The same assessment was made concerning Verno Holdings Limited (‘Verno’) regarding the call option over 100% of the shares in Verno, however, when assessing the relevant facts and circumstances, management determined that SGHC does not control Verno as the option is not substantive.
The Group signed purchase agreements for Haber Investments Limited (‘Haber’) and Red Interactive Limited (‘Red Interactive’) on April 7,

2021 and April 9, 2021, respectively, under which the Company entered into forward contracts to purchase Haber and Red Interactive in the future. In addition the Group had entered into funding and option arrangements with Bellerive Capital Limited for the potential acquisition of Haber Investments Limited, Digiprocessing Consolidated Limited, and Richhill Global Limited (the parent company of Raichu Investments Proprietary Limited). Management determined that the forward contracts and the funding and option arrangements were not substantive and that as a result SGHC did not control either Haber, Digiprocessing, Raichu, or Red Interactive until the completion of the sale. The sale of Digiprocessing and Raichu completed on April 14, 2021 and April 19, 2021, respectively. The sale of Haber and Red Interactive completed on December 1, 2021. Refer to Note 4 for details regarding the business combinations. Please refer to note 4 and note 17 for the detailed assessments and conclusions on these options.
The Group entered into purchase agreements for the acquisitions of Digital Gaming Corporation Limited (DGC) and BlueJay Limited (BlueJay) on April 7,

2021 and April 19, 2021, respectively. The purchase agreements were subject to conditions that had not been met at the reporting date and therefore the transaction could not complete. Management assessed the relevant facts and circumstances of these transactions and determined that SGHC does not control either DGC or BlueJay.
Consideration transferred in the acquisition of Raging River
Consideration transferred in a business combination is calculated as the sum of the acquisition date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree and the equity interests issued by the acquirer. At the date SGHC entered into the option over Raging River, the present value of the exercise price of the option will form part of the consideration transferred. During the year, management issued additional shares in SGHC and dividends to the previous Raging River shareholders. Management applied judgement and determined that the additional shares issued, and the dividends are in substance linked transactions and the fair value of these items will form part of the consideration transferred in exchange for Raging River.

Key accounting estimates
Income taxes
The Group operates in a number of international jurisdictions and as such is subject to a range of different income and other tax regimes with differing and potentially complex legislation. This requires the Group to make judgements on the basis of detailed tax analysis and recognize payables or provisions and disclose contingent liabilities as appropriate.
Management evaluates uncertain positions where the tax judgment is subject to interpretation and remains to be agreed with the relevant tax authority. Provisions for uncertain income tax positions are made using judgment of the most likely tax expected to be paid or the expected value, based on a qualitative assessment of all relevant information. In assessing the appropriate provision for uncertain items, the Group considers progress made in discussions with tax authorities and expert advice on the likely outcome and recent developments in case law, legislation and guidance.
Legal and regulatory
Given the nature of the legal and regulatory landscape of the industry, from time to time the Group has received notices, communications and legal actions from a small number of regulatory authorities and other parties in respect of its activities. The Group has taken advice as to the manner in which it should respond and the likely outcomes of such matters. For any material ongoing and potential regulatory reviews and legal claims against the Group, an assessment is performed to consider whether an obligation or possible obligation exists and to determine the probability of any potential outflow to determine whether a claim results in the recognition of a provision or disclosure of a contingent liability. Refer to note 21 for provisions raised on uncertain legal or regulatory matters.
Provisions and contingencies for indirect gaming taxes
The Group may be subject to indirect taxation in the form of GST, VAT, withholding tax, duty or similar, and gaming taxes on transactions which the Group have treated as exempt from such taxes. Where the Group accounts for taxes on revenues in relevant jurisdictions, the method of calculation of such taxes as applied by the Group in determining the relevant tax payable may be challenged by revenue authorities. As such, revenue earned from players located in any particular jurisdiction may give rise to further taxes in that jurisdiction.
The nature of the Group’s international operations can give rise to situations where customers can access to the Group’s websites from jurisdictions where the Group is not registered for indirect taxes, or where the indirect, gaming and or withholding tax treatment is uncertain. Where the Group considers that it is probable that indirect taxes or withholding taxes are payable to relevant tax authorities, provision is made for the Group’s best estimate of the tax payable, unless it cannot be reliably measured. Provisions were raised in 2021 relating to indirect and withholding taxes of € 1.9 million (2020: € 2.5 million) and those in relation to gaming taxes of € 1.5 million (2020: € 20.6 million) (see note 21). The Group regularly reviews the judgements made in order to assess the need for provisions and disclosures in its financial statements. To the extent that the final outcome of such matters differs to management’s assessment at any reporting dates, such differences may impact the financial results or contingent liabilities disclosed in the period in which such determination is made. Further details can be found in notes 21 and 22 to the financial statements.
Fair value of acquired intangible assets
Intangible assets are recognized on business combinations if they are separable from the acquired entity or arise from other contractual or legal rights and are recorded initially at fair value. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques. In applying these appropriate valuation techniques management makes estimates including estimates of future economic benefits, cash flows, and the appropriateness of discount rates or the estimated cost and time to create an equivalent intangible asset. Please refer to note 4 and note 11 where the respective acquired balances are included.
Key assumptions made in connection with measurement of intangible assets relating to the acquisitions in the current year include:

•	the discount rates of between 19.0% and 31.0%;

•	the royalty rates of between 1.0% and 2.0%;

•	the estimated useful lives which range from 2.5 to 10 years;

•	the expected annual retention rates of existing customers for each of the next five year split by customer vintage; and

•
estimated cash flows and projected financial information where management considers historical performance and industry assessments among other sources before further applying its own experience and knowledge of the industry in making judgments and estimates.

Fair value of consideration transferred
In a business combination in which the acquirer and the acquiree (or its former owners) exchange equity interests or other forms of consideration, the Group determines acquisition-date
fair value of the consideration transferred. The Group applied this guidance in the acquisition of Raging River. The Group estimated the fair value of the shares transferred using the appropriate third-party
valuation of the shares and appropriate discount rates for the present value of the exercise price of the option and the dividends paid.

Fair value of debt equity swaps
When equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, the Group measures them at the fair value of the equity instruments issued, unless that fair value cannot be reliably measured. The Group applied this guidance to the novation of loans to its shareholders on June 25, 2021. The Group determined the number of shares to be issue to extinguish the debt (refer to note 16.1) by dividing the value of the debt by the value of a share as per the SPAC transaction as per note 24.
Impairment of goodwill and other intangible assets
The Group is required to test, on an annual basis, whether intangible assets not yet in use and indefinite-life
assets have suffered any impairment. The Group is required to test other intangibles if events or changes in circumstances indicate that their carrying amount may not be recoverable.
The recoverable amount is determined by comparing the carrying amount of the indefinite-lived
asset with its recoverable amount. To determine the recoverable amount management performs a valuation analysis based on the Fair Value Less Cost of Disposal (‘FVLCD’) in accordance with IAS 36, ‘Impairment of Assets.’ The use of this method requires the estimation of future cash flows and the choice of a discount rate in order to calculate the present value of the cash flows. Such estimates are based on management’s experience of the business, but actual outcomes may vary. More details including carrying values are included in note 11.
Useful lives of intangible assets
The Group acquired significant intangible assets in connection with acquisitions completed during the period ended December 31, 2021. Management has applied estimates in determining the useful lives for these acquired intangible assets using information regarding, among other things, details of the contractual terms, historical customer activity and attrition, forecasted cash flow information and market conditions and trends.
Provision for expected credit losses
The Group recognizes an allowance for expected credit losses (‘ECLs’) for all debt instruments not held at fair value through profit or loss. The Group measures loss allowances based on various factors such as credit risk characteristics, aging of receivables, and current and forward-looking
information based on publicly available information affecting the ability of the debtors to settle the receivables. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a critical estimate.
The Group has provided a financial guarantee on a loan facility extended by Standard Bank to Digital Gaming Corporation (“DGC”) DGC for US $50 million. The Group has an option to acquire DGC conditional on DGC obtaining various regulatory approvals, as detailed in note 25. The Group extended the facility to DGC in order to facilitate DGC obtaining various licenses in the USA, thereby allowing the business to obtain access to various states in the USA when the option is exercised. The maximum credit risk exposure of the Group in the event of DGC failing to repay the loan is US $50 million which is set aside within restricted cash as required by the lender. During 2021, DGC went live in five states operating under the Betway brand, with sound revenue growth experienced in the early months. The Group considers the provision of the facility to advantageous to the future business and does not consider the guarantee to be a risk to the Group.